Property, plant and equipment and intangible assets (Tables)	6 Months Ended
Jun. 30, 2020
Property, plant and equipment and intangible assets [abstract]
Property, plant and equipment [text block]
(in USD million)	Property, plant and equipment	Intangible assets

Balance at 31 December 2019	69,953	10,738
Additions	4,929	421
Transfers	44	(44)
Disposals and reclassifications	(16)	(4)
Expensed exploration expenditures and net impairment losses	-	(560)
Depreciation, amortisation and net impairment losses	(6,946)	(13)
Effect of foreign currency translation adjustments	(4,022)	(221)

Balance at 30 June 2020	63,941	10,317

Impairments [text block]
First half 2020	Property, plant and equipment	Intangible assets	Total
(in USD million)

Producing and development assets	2,379	277	2,656
Goodwill	-	1	1
Acquisition costs related to oil and gas prospects	-	170	170

Total net impairment losses (reversals) recognised	2,379	448	2,827

Disclosure of price assumptions used for impairment calculations [Table Text Block]
Year Prices in real terms 1)	2020		2025		2030

Brent Blend (USD/bbl)	41	(59)	77	(77)	80	(80)
NBP (USD/mmBtu)	3.4	(4.2)	7.0	(7.0)	7.5	(7.5)
Henry Hub (USD/mmBtu)	2.0	(2.4)	3.1	(3.1)	3.6	(3.6)
1) Basis year 2019